Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000267356
Shareholder Report [Line Items]
Fund Name	Transamerica Bond Active ETF
Trading Symbol	TABD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Transamerica Bond Active ETF (the "Fund") seeks to provide total return through a combination of current income and capital appreciation. This semiannual shareholder report contains important information for the period of December 15, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TABD	$11	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.39%	[1]
AssetsNet	$ 148,053,603
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$148,053,603
  Number of Portfolio Holdings403
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (net of waivers and reimbursements)$0
  Average MaturityFootnote Reference§12.69 years
  DurationFootnote Reference†5.90 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cashflows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Table Summary
Corporate Bonds	33.8%
U.S. Treasury Obligations	21.5
Mortgage-Backed Securities	16.4
Foreign Corporate Bonds	10.6
Asset-Backed Securities	9.7
Money Market Funds	4.3
Commercial Paper	3.1
Commercial Mortgage-Backed Securities	2.9
Collateralized Loan Obligations	2.6
U.S. Treasury Bills	2.4
Sovereign	2.0
Net Other Assets (Liabilities)Footnote Reference*	-9.3
Footnote	Description
Footnote*	Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Dreyfus Government Cash Management, Institutional Shares, 3.530%	4.3%
Fannie Mae or Freddie Mac, 5.500%, due 4/1/56	3.4
United States Treasury Notes, 3.875%, due 3/31/28	1.6
Anglesea Funding PLC, 3.998%, due 7/6/26	1.3
Fannie Mae or Freddie Mac, 2.500%, due 4/1/56	1.2
Fannie Mae or Freddie Mac, 2.000%, due 4/1/56	1.2
United States Treasury Notes, 1.125%, due 2/29/28	1.2
United States Treasury Notes, 2.750%, due 2/15/28	1.0
United States Treasury Notes, 4.125%, due 7/31/28	1.0
OBX Trust, 4.846%, due 11/25/65	1.0

C000267357
Shareholder Report [Line Items]
Fund Name	Transamerica Large Value Active ETF
Trading Symbol	TALV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Transamerica Large Value Active ETF (the "Fund") seeks long-term capital appreciation. This semiannual shareholder report contains important information for the period of December 15, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TALV	$14	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.49%	[2]
AssetsNet	$ 144,136,963
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$144,136,963 Number of Portfolio Holdings74 Portfolio Turnover Rate2% Total Advisory Fees Paid (net of waivers and reimbursements)$0
Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Table Summary
Common Stocks
Financials	20.1%
Industrials	16.1
Health Care	12.7
Communication Services	9.3
Information Technology	8.7
Consumer Discretionary	7.8
Energy	7.7
Materials	5.3
Consumer Staples	3.5
Real Estate	3.2
Utilities	2.7
Money Market Funds	2.9
Net Other Assets (Liabilities)Footnote Reference*	0.0Footnote Reference†
Footnote	Description
Footnote*	Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.
Footnote†	Percentage rounds to less than 0.01% or (0.01)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
JPMorgan Chase & Co.	3.9%
Alphabet, Inc.	3.5
Exxon Mobil Corp.	2.8
Amazon.com, Inc.	2.5
RTX Corp.	2.4
Linde PLC	2.2
Parker-Hannifin Corp.	2.1
Cisco Systems, Inc.	2.1
Bank of America Corp.	1.9
Merck & Co., Inc.	1.8

[1]	Annualized
[2]	Annualized